[redacted]

03052511

PROCESSED
JAN 14 2004
THOMSON FINANCIAL

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OFFICIAL USE	
FILE NO.	84-5757
DOC. SEQ. NO.	03052511
EFFECTIVE DATE	12-27-03

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL RECEIVED PROCESSING SECTION OCT 28 2003 WASH. D.C. 188

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84-5757 2. Full name of registrant: The Bryan-College Station Financial Holding Company

3. Name under which transfer agent activities are conducted, if different from above:

4. Address of registrants principal place of business: *No. and street* 2900 Texas Ave *City* Bryan *State* TX *Zip Code* 77802

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. See Attachment

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. See Attachment

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
   ☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
   ☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state. See Attachment

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions. See Attachment

11. Furnish the address(es), if different from Item 10, where such books and records will be located. Same as Item 10

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

Dated the 27th *day of* October, 2003

Texas United Bancshares, Inc., successor to The Bryan-College Station Financial Holding Company
(Name of transfer agent)

[signature] EVP & CFO
(Manual signature of principal officer or duly authorized principal)

Thomas N. Adams
(Printed name of principal officer or duly authorized principal)

Chief Financial Officer (979) 968-7261
(Title) *(Telephone number)*

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02))

Attachment to Form TA-W of
The Bryan-College Station Financial Holding Company
Transfer Agent File No.: 84-5757

Answer to Items 5 and 6:

The Registrant, The Bryan-College Station Financial Holding Company ("Bryan-College Station"), was acquired by Texas United Bancshares, Inc., a Texas corporation ("Texas United"), on July 31, 2002. Bryan-College Station filed the initial Form TA-1 to register as the transfer agent for debentures ("Debentures") issued pursuant to an indenture ("Indenture") dated as of April 1, 1998 by and between Bryan-College Station and Harris Trust Company of New York ("Harris Trust"). However, pursuant to the terms of the Indenture, Harris Trust served as the registrar and transfer agent for the Debentures. The Bank of New York, as successor to Harris Trust, was the transfer agent for the Debentures as of July 31, 2002. The Debentures were paid on March 31, 2003.

All of the transfer agent functions for Texas United are performed by U.S. Stock Transfer Corporation and Texas United does not intend to perform any transfer agent functions in the future.

Answer to Item 9:

There is no successor transfer agent. The Bank of New York, as successor to Harris Trust Company of New York, was the transfer agent for the Debentures as of July 31, 2002. The Debentures were paid on March 31, 2003.

Answer to Item 10:

The books and records related to the Debentures are held at The Bank of New York, at 101 Barclay Street, 8th Floor, New York, New York 10286, Attn: Remo Reale. These books and records have been maintained by The Bank of New York and its predecessor, Harris Trust Company of New York, since the issuance of the Debentures on April 1, 1998.